ORGANIZATION AND DESCRIPTION OF BUSINESS (Details) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	Jan. 18, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jan. 19, 2022 USD ($) $ / shares shares
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.00001
Common stock, exchange ratio				1.6001528688
Common stock, shares outstanding (in shares) | shares		353,481,000	271,576,000
Proceeds from transactions | $				$ 221,600
Proceeds from transactions, net of transaction expenses | $				$ 195,000
Reverse recapitalization, transaction costs | $		$ 7,900	$ 18,600
Capitalized transaction costs, noncurrent | $			10,700
Costs attributable to issuance of common stock and equity instruments - Merger with XPDI | $		(16,642)	$ 16,600
Transaction costs allocated to liability-classified instruments | $		$ 2,000
Contingently redeemable preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
SPAC vesting shares (in shares) | shares	1,700,000
Volume weighted average price (in dollars per share) | $ / shares	$ 12.5
Vesting terms, threshold number of trading days	20 days
Vesting terms, threshold number of consecutive trading days	30 days
Threshold period after the Closing Date	5 years
Warrants outstanding (in shares) | shares		14,900,000
Public Warrants
Class of Stock [Line Items]
Warrants outstanding (in shares) | shares		8,600,000
Private Placement Warrants
Class of Stock [Line Items]
Warrants outstanding (in shares) | shares		6,300,000
Conversion of Series A Preferred Stock to Common Stock
Class of Stock [Line Items]
Recapitalization transaction, conversion ratio	1
Conversion of XPDI Class B Common Stock to New Core Common Stock
Class of Stock [Line Items]
Recapitalization transaction, conversion ratio	1
Conversion of Series B Preferred Stock to Common Stock
Class of Stock [Line Items]
Recapitalization transaction, conversion ratio	1
Conversion of XPDI's Common Stock to New Core Common Stock
Class of Stock [Line Items]
Recapitalization transaction, conversion ratio	1
Former Core Scientific Stockholders
Class of Stock [Line Items]
Percent of ownership after transaction				90.7
Former XPDI Public Stockholders
Class of Stock [Line Items]
Percent of ownership after transaction				6.7
XPDI Sponsor
Class of Stock [Line Items]
Percent of ownership after transaction				2.6
XPDI
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Stock redeemed (in shares) | shares	12,300,000
Share redemption price (in dollars per share) | $ / shares				$ 10
Stock redeemed | $	$ 123,500
XPDI | Public Warrants
Class of Stock [Line Items]
Warrants outstanding (in shares) | shares	8,600,000
XPDI | Private Placement Warrants
Class of Stock [Line Items]
Warrants outstanding (in shares) | shares	6,300,000
Class A common stock | XPDI
Class of Stock [Line Items]
Common stock, shares outstanding (in shares) | shares				34,500,000
Class B common stock | XPDI
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
New Core Common Stock
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Series A Preferred Stock
Class of Stock [Line Items]
Contingently redeemable preferred stock, par value (in dollars per share) | $ / shares				$ 0.00001
Series B Preferred Stock
Class of Stock [Line Items]
Contingently redeemable preferred stock, par value (in dollars per share) | $ / shares				$ 0.00001